INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of (Loss) Income from Continuing Operations before Income Taxes

For financial reporting purposes, (loss) income from continuing operations before income taxes includes the following components:

	Years Ended December 31,
	2018	2017	2016
Canada	$5,934	$8,602	$—
United States	(42,461)	(65,071)	(66,384)
Foreign	9,686	34,592	33,461

Loss from continuing operations before income taxes	$(26,841)	$(21,877)	$(32,923)

Components of Income Tax Expense

Income tax expense includes income and withholding taxes incurred in the following jurisdictions:

	Years Ended December 31,
	2018	2017	2016
Current:
Canada	$—	$—	$—
United States	350	—	430
Foreign	7,148	7,652	11,162

	7,498	7,652	11,592

Deferred:
Canada	$—	$—	$—
United States	—	—	—
Foreign	(2,609)	529	(3,950)

	(2,609)	529	(3,950)

Total income tax expense	$4,889	$8,181	$7,642

Schedule of Effective Income Tax Reconciliation

The reconciliation between income tax expense from continuing operations and the income tax expense that results from applying the Canadian federal statutory rate of 25% to consolidated pre-tax earnings is as follows:

	Years Ended December 31,
	2018	2017	2016
Income tax expense (benefit) at Canadian federal rate	$(6,710)	$(5,469)	$(8,231)
Earnings attributable to non-tax paying entities	3,815	8,597	17,261
Foreign rate differential	714	(1,996)	160
Change in valuation allowance	19,398	(21,586)	(4,845)
Effect of intercompany asset transfer	(23,484)	25,987	—
Impact of tax law changes	7,237	5,068	—
Foreign withholding tax incurred	2,259	692	2,681
Withholding taxes on unrepatriated foreign earnings	(1,212)	2,215	(38)
Inflation adjustment	(2,235)	(1,333)	(1,655)
Permanent adjustments	503	(3,001)	2,707
Foreign exchange translation	2,668	(1,464)	(627)
Other - net	1,936	471	229

Total	$4,889	$8,181	$7,642

Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017
Intangible assets	$10,100	$11,833
Fixed assets	20,445	2,614
Bad debt allowance	4,471	4,250
NOL and foreign tax credit carryforwards	24,759	32,501
Accrued liabilities	8,317	6,141
Inventory valuation	763	1,247
Excess business interest expense	4,625	—
Equity based compensation	2,885	—
Transaction costs	1,364	1,994
Other	4,211	2,851

Subtotal	$81,940	$63,431
Less: valuation allowance	(70,279)	(50,881)

Total net deferred tax assets	$11,661	$12,550

Fixed assets	(915)	(2,853)
Withholding taxes on unrepatriated foreign earnings	(11,439)	(13,017)

Total deferred tax liabilities	$(12,354)	$(15,870)

Net deferred tax liability	$(693)	$(3,320)

Open Tax Years by Jurisdiction	As of December 31, 2018, the following are the open tax years by jurisdiction:

New Zealand	2013 – 2018
Bolivia	2013 – 2018
United States	2015 – 2018
Canada	2015 – 2018